Note 44 Personnel Expenses Breakdown (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Personnel expenses [Line Items]
Wages and salaries	€ 3,933	€ 3,610	€ 4,103
Social security contributions	668	671	725
Post-employment benefit expense, defined contribution plans	71	72	95
Post-employment benefit expense, defined benefit plans	49	49	49
Other employee expense	325	293	379
Employee benefits expense	€ 5,046	€ 4,695	€ 5,351